Cover	12 Months Ended
Jan. 03, 2021 shares
Entity Addresses [Line Items]
Document Registration Statement	false
Document Type	20-F
Document Annual Report	true
Current Fiscal Year End Date	--01-03
Document Period End Date	Jan. 03, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39368
Entity Registrant Name	Maxeon Solar Technologies, Ltd
Entity Address, Address Line One	8 Marina Boulevard
Entity Address, Address Line Two	#05-02
Entity Address, City or Town	Marina Bay Financial Centre
Entity Address, Country	SG
Entity Incorporation, State or Country Code	U0
Entity Address, Postal Zip Code	018981
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	33,995,116
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001796898
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Trading Symbol	maxn
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Jeffrey W. Waters
Entity Address, Address Line One	51 Rio Robles
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	240-5500